WARRANT INFORMATION (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	6,217,819	4,206,444
Forfeited or cancelled	102,250	640,722
Ending Balance	7,741,569	6,217,819	4,206,444
Exercise Price Range Per Share
Granted	$ 0.07	$ 0.40
Ending Balance	0.28
Ending Balance	$ 0.27
Warrant [Member]
Beginning Balance	6,217,819	4,206,444	3,766,444
Granted		2,652,097	470,000
Forfeited or cancelled		(640,722)	(30,000)
Ending Balance		6,217,819	4,206,444
Exercise Price Range Per Share
Beginning Balance	$ 0.28
Granted		0.40	0.40
Forfeited or cancelled
Ending Balance		0.28
Beginning Balance	0.29
Granted		0.39	0.39
Forfeited or cancelled
Ending Balance		0.29
Warrant [Member] | Minimum [Member]
Exercise Price Range Per Share
Outstanding, beginning balance	0.15
Granted		0.15	0.30
Outstanding, ending balance		0.15
Warrant [Member] | Maximum [Member]
Exercise Price Range Per Share
Outstanding, beginning balance	$ 1.00
Granted		0.40	$ 0.50
Outstanding, ending balance		$ 1.00